Commitments And Contingencies	12 Months Ended
Mar. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

12. Commitments and Contingencies

Commitments

Purchase Commitments

     The Company periodically enters into non-cancelable purchase contracts in order to ensure the availability of materials to support production of its products. Purchase commitments represent enforceable and legally binding agreements with suppliers to purchase goods or services. The Company periodically assesses the need to provide for impairment on these purchase contracts and record a loss on purchase commitments when required. During fiscal year ended March 31, 2011, the Company recorded losses of $38.8 million to cost of revenues as a result of commitments to purchase materials that were in excess of its estimated future demand from certain of its customers in China.

Lease Commitments

     Operating leases include minimum payments under leases for our facilities and certain equipment, see Item 2, "Properties." The Company's primary leased facilities are located in Middleton and New Berlin, Wisconsin; Suzhou and Beijing, China; and Klagenfurt, Austria with a combined total of approximately 341,000 square feet of space. These leases have varying expiration dates between August 2011 and February 2016 which can generally be terminated at our request after a six month advance notice. The Company leases other locations which focus primarily on applications engineering, sales and/or field service and do not have significant leases or physical presence.

Minimum future lease commitments at March 31, 2011 were as follows (in thousands):

For the fiscal years ended March 31,	Total
2012	$2,607
2013	1,471
2014	1,114
2015	708
2016	694
Thereafter	270
Total	$6,864

Rent expense under the operating leases mentioned above was as follows (in thousands):

	For the fiscal years ended
	March 31,
	2011	2010	2009

Rent expense	$2,947	$2,153	$1,777

Contingencies

     From time to time, the Company is involved in legal and administrative proceedings and claims of various types. The Company records a liability in its consolidated financial statements for these matters when a loss is known or considered probable and the amount can be reasonably estimated. The Company reviews these estimates each accounting period as additional information is known and adjusts the loss provision when appropriate. If the loss is not probable or cannot be reasonably estimated, a liability is not recorded in its consolidated financial statements.

     Between April 6, 2011 and April 29, 2011, six putative securities class action complaints were filed against the Company and two of its officers in the United States District Court for the District of Massachusetts. On May 12, 2011, an additional complaint was filed against the Company, its officers and directors, and the underwriters who participated in the Company's November 12, 2010 securities offering. On June 7, 2011, the United States District Court for the District of Massachusetts consolidated these actions under the caption Lenartz v. American Superconductor Corporation, et al. Docket No. 1:11-cv-10582-WGY. On June 16, 2011, the court appointed the law firm Robbins Geller Rudman & Dowd LLP as Lead Counsel and the Plumbers and Pipefitters National Pension Fund as Lead Plaintiff. On August 31, 2011, the Lead Plaintiff filed a consolidated amended complaint against the Company, its officers and directors, and the underwriters who participated in the Company's November 12, 2010 securities offering, asserting claims under sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated under the Securities Exchange Act of 1934, as well as under sections 11, 12(a)(2) and 15 of the Securities Act of 1933. The complaint alleges that during the relevant class period, the Company and its officers omitted to state material facts and made materially false and misleading statements relating to, among other things, the Company's projected and recognized revenues and earnings, as well as the Company's relationship with Sinovel Wind Group Co., Ltd. that artificially inflated the value of the Company's stock price. The complaint further alleges that the Company's November 12, 2010 securities offering contained untrue statements of material facts and omitted to state material facts required to be stated therein. The plaintiffs seek unspecified damages, rescindment of the Company's November 12, 2010 securities offering, and an award of costs and expenses, including attorney's fees.

     On April 27, 2011, a putative shareholder derivative complaint was filed against the Company (as a nominal defendant) and each of its current directors in Superior Court for the Commonwealth of Massachusetts, Worcester County. The case is captioned Segel v. Yurek, et al., Docket No. 11-0787. Between May 4, 2011 and June 17, 2011, four additional putative shareholder derivative complaints were filed in the United States District Court for the District of Massachusetts against the Company and certain of its directors and officers. The cases are captioned Weakley v. Yurek, et al., Docket No. 1:11-cv-10784; Marlborough Family Revocable Trust v. Yurek, et al., Docket No. 1:11-cv-10825; Connors v. Yurek, et al., Docket No. 1:11-cv-10910; and Hurd v. Yurek, et al., Docket No. 1:11-cv-11102. On June 1, 2011, the plaintiff in Marlborough Family Revocable Trust v. Yurek, et al. moved to voluntarily dismiss its complaint and refiled its complaint in Superior Court for the Commonwealth of Massachusetts, Middlesex County, on June 3, 2011. The case is now captioned Marlborough Family Revocable Trust v. Yurek, et al., Docket No. 11-1961. The Superior Court in Worcester County granted the plaintiff's motion to transfer in Segel v. Yurek et al. to the Superior Court for the Commonwealth of Massachusetts, Middlesex County on June 23, 2011, and that matter is now captioned Segel v. Yurek et al., Docket No. 11-2269. On July 5, 2011, the Weakley, Connors and Hurd actions were consolidated in United States District Court for the District of Massachusetts. That matter is now captioned In re American Superconductor Corporation Derivative Litigation, Docket No. 1:11-cv-10784. On June 1, 2011, the plaintiff in Marlborough Family Revocable Trust v. Yurek, et al. moved to voluntarily dismiss its complaint and, on June 3, 2011, refiled its complaint in Superior Court for the Commonwealth of Massachusetts, Middlesex County. The Superior Court in Worcester County granted the plaintiff's motion to transfer in Segel v. Yurek et al. to the Superior Court for the Commonwealth of Massachusetts, Middlesex County on June 23, 2011. On September 7, 2011, the Marlborough and Segel actions were consolidated in Superior Court for the Commonwealth of Massachusetts, Middlesex County. The case is now captioned Marlborough Family Revocable Trust v. Yurek, et al., Docket No. 11-1961. The allegations of the derivative complaints mirror the allegations made in the putative class action complaints described above. The plaintiffs purport to assert claims against the director defendants for breach of fiduciary duty, abuse of control, gross mismanagement and corporate waste. The plaintiffs seek unspecified damages on behalf of the Company, as well as an award of costs and expenses, including attorney's fees.

     If a matter is both probable to result in liability and the amounts of loss can be reasonably estimated, the Company estimates and discloses the possible loss or range of loss. With respect to the above referenced litigation matters, such an estimate cannot be made. There are numerous factors that make it difficult to meaningfully estimate possible loss or range of loss at this stage of these litigation matters, including that: the proceedings are in relatively early stages, there are significant factual and legal issues to be resolved, information obtained or rulings made during the lawsuits could affect the methodology for calculation of rescission and the related statutory interest rate. In addition, with respect to claims where damages are the requested relief, no amount of loss or damages has been specified. Therefore, the Company is unable at this time to estimate possible losses. The Company believes that these litigations are without merit, and it intends to defend these actions vigorously.

     On September 13, 2011, the Company commenced a series of legal actions in China against Sinovel Wind Group Co. Ltd. ("Sinovel"). The Company's Chinese subsidiary, Suzhou AMSC Superconductor Co. Ltd. ("AMSC China"), filed a claim for arbitration with the Beijing Arbitration Commission in accordance with the terms of the Company's supply contracts with Sinovel. On March 31, 2011, Sinovel refused to accept contracted shipments of 1.5 megawatt (MW) and 3 MW wind turbine core electrical components and spare parts that the Company was prepared to deliver. The Company alleges that these actions constitute material breaches of its contracts because Sinovel did not give the Company notice that it intended to delay deliveries as required under the contracts. Moreover, the Company alleges that Sinovel has refused to pay past due amounts for prior shipments of core electrical components and spare parts. The Company is seeking compensation for past product shipments (including interest) and monetary damages due to Sinovel's breaches of its contracts. The Company is also seeking specific performance of our existing contracts as well as reimbursement of all costs and reasonable expenses with respect to the arbitration.

     The Company also submitted a civil action application to the Beijing No. 1 Intermediate People's Court against Sinovel for software copyright infringement. The application alleges Sinovel's unauthorized use of portions of the Company's wind turbine control software source code developed for Sinovel's 1.5MW wind turbines and the binary code, or upper layer, of the Company's software for the PM3000 power converters in 1.5MW wind turbines. In July 2011, a former employee of the Company's AMSC Windtec GmbH subsidiary was arrested in Austria and is currently awaiting trial on charges of economic espionage and fraudulent manipulation of data. As a result of the Company's internal investigation and a criminal investigation conducted by Austrian authorities, the Company believes that this former employee was contracted by Sinovel through an intermediary while employed by the Company and improperly obtained and transferred to Sinovel portions of its wind turbine control software source code developed for Sinovel's 1.5MW wind turbines. Moreover, the Company believes that the former employee illegally used source code to develop for Sinovel a software modification to circumvent the encryption and remove technical protection measures on the PM3000 power converters in 1.5MW wind turbines in the field. The Company is seeking a cease and desist order with respect to the unauthorized copying, installation and use of its software, monetary damages for our economic losses and reimbursement of all costs and reasonable expenses. The court must accept the application in order for the case to proceed, and there can be no assurance that the court will do so.

     The Company submitted a civil action application to the Beijing Higher People's Court against Sinovel and certain of its employees for trade secret infringement. The application alleges the defendants' unauthorized use of portions of the Company's wind turbine control software source code developed for Sinovel's 1.5MW wind turbines as described above with respect to the Copyright Action. The Company is seeking monetary damages for the trade secret infringement as well as reimbursement of all costs and reasonable expenses. The court must accept the application in order for the case to proceed, and there can be no assurance that the court will do so.

     On September 16, 2011, the Company filed a civil copyright infringement complaint in the Hainan Province No. 1 Intermediate People's Court against Dalian Guotong Electric Co. Ltd. ("Guotong"), a supplier of power converter products to Sinovel, and Huaneng Hainan Power, Inc., a wind farm operator that has purchased Sinovel wind turbines containing Goutong power converter products. The application alleges that the Company's PM1000 converters in certain Sinovel wind turbines have been replaced by converters produced by Guotong. Because the Guotong converters are being used in wind turbines containing its wind turbine control software, the Company believes that its copyrighted software is being infringed. The Company is seeking a cease and desist order with respect to the unauthorized use of its software, monetary damages for its economic losses (with respect to Guotong only) and reimbursement of all costs and reasonable expenses.

Other

     The Company enters into long-term construction contracts with customers that require the Company to obtain performance bonds. The Company is required to deposit an amount equivalent to some or all the face amount of the performance bonds into an escrow account until the termination of the bond. When the performance conditions are met, amounts deposited as collateral for the performance bonds are returned to the Company. In addition, the Company has various contractual arrangements in which minimum quantities of goods or services have been committed to be purchased on an annual basis.

     As of March 31, 2011, the Company had nine performance bonds on behalf of AMSC Windtec and its wholly-owned Chinese subsidiary, Suzhou AMSC Superconductor Co. Ltd ("AMSC China"), in support of customer contracts to guarantee supply of core components and software. The total value of the outstanding performance bonds is $2.6 million and they expire between July 2011 and March 2014. In the event that the payment is made in accordance with the requirements of any of these performance bonds, the Company would record the payment as an offset to revenue.

     At March 31, 2011 and 2010, the Company had $5.6 million and $5.7 million, respectively, of restricted cash included in current assets, which includes the restricted cash securing letters of credit for various supply contracts. The Company also had an additional $10.3 million and $1.8 million in bank guarantees and letters of credit supported by unsecured lines of credit, at March 31, 2011 and 2010, respectively.

     The Company had unused, unsecured lines of credit consisting of $17.5 million (approximately RMB 114.8 million) in China and $2.3 million (approximately €1.6 million) in Austria as of March 31, 2011. In July 2011, the Bank of China informed the Company that its unsecured credit line of approximately RMB 100.0 million (approximately $15.2 million), which expired in August 2011, would not be renewed.